Consolidated Statements of Equity (JPY ¥) In Millions	Preferred stock (Note 15) [Member] Capital surplus (Note 16) [Member] Class 3 [Member]	Preferred stock (Note 15) [Member] Capital surplus (Note 16) [Member] Class 5 [Member]	Preferred stock (Note 15) [Member] Unappropriated retained earnings (Accumulated deficit) (Note 17) [Member] Class 3 [Member]	Preferred stock (Note 15) [Member] Unappropriated retained earnings (Accumulated deficit) (Note 17) [Member] Class 5 [Member]	Preferred stock (Note 15) [Member] Unappropriated retained earnings (Accumulated deficit) (Note 17) [Member] Class 8 [Member]	Preferred stock (Note 15) [Member] Unappropriated retained earnings (Accumulated deficit) (Note 17) [Member] Class 12 [Member]	Preferred stock (Note 15) [Member] Class 5 [Member]	Preferred stock (Note 15) [Member]	Common stock (Note 16) [Member] Unappropriated retained earnings (Accumulated deficit) (Note 17) [Member]	Common stock (Note 16) [Member]	Capital surplus (Note 16) [Member]	Retained earnings appropriated for legal reserve (Note 17) [Member]	Unappropriated retained earnings (Accumulated deficit) (Note 17) [Member]	Accumulated other changes in equity from nonowner sources, Net of taxes [Member] Net unrealized gains on investment securities (Note 3) [Member]	Accumulated other changes in equity from nonowner sources, Net of taxes [Member] Net unrealized gains (losses) on derivatives qualifying for cash flow hedges (Note 21) [Member]	Accumulated other changes in equity from nonowner sources, Net of taxes [Member] Pension liability adjustments (Note 13) [Member]	Accumulated other changes in equity from nonowner sources, Net of taxes [Member] Foreign currency translation adjustments [Member]	Accumulated other changes in equity from nonowner sources, Net of taxes [Member]	Treasury stock [Member]	Total Mitsubishi UFJ Financial Group shareholders' equity [Member]	Noncontrolling interests [Member]	Total
Balance at beginning of fiscal year at Mar. 31, 2008								¥ 247,100		¥ 1,084,708	¥ 5,791,300	¥ 239,571	¥ 935,309	¥ 973,697	¥ 1,764	¥ 122,848	¥ (178,889)		¥ (727,293)		¥ 663,816
Issuance of new shares of stock		194,183					195,000			42,844
Gains on induced conversion of shares of Mitsubishi UFJ NICOS Co., Ltd. Class 1 stock (Note 2)											71,103
Beneficial conversion feature of preferred stock (Note 15)											9,478		(9,478)
Stock-based compensation expense (Note 30)											14,418
Stock option and other share based compensation payouts as a result of UnionBanCal Corporation's privatization (Note 30)											(21,063)
Losses on sales of shares of treasury stock											(7,500)		(119,223)
Issuance of new shares of common stock and sale of treasury stock (Note 16)											43,906
Other-net											(5)		(25)								(2,671)
Net income (loss) attributable to Mitsubishi UFJ Financial Group													(1,468,040)									(1,468,040)
Cash dividends:
Common stock 14.00 in 2009, 11.00 in 2010, and 12.00 in 2011 per share									(146,937)
Preferred stock			(6,000)		(140)	(259)																(6,399)
Losses on exchange of shares of treasury stock for shares of Mitsubishi UFJ NICOS Co., Ltd. (Note 2)													(47,507)
Losses on sales of shares of treasury stock for shares of Mitsubishi UFJ NICOS Co., Ltd. (Note 2)													(35,966)
Effect of induced conversion of Mitsubishi UFJ NICOS Co., Ltd. Class 1 stock (Note 2)													(7,676)									7,676
Effect of adopting a new guidance on defined benefit pension and other postretirement plans (Note 1)													(132)			(131,574)
Net change in net unrealized gains on investment securities during the fiscal year														(858,334)								(1,229,835)
Effect of adopting a new guidance on fair value option for financial assets and financial liabilities (Note 1)													32,979	(20,150)
Net change in net unrealized gains (losses) on derivatives qualifying for cash flow hedges during the fiscal year															4,743							9,075
Net change in pension liability adjustments during the fiscal year																(437,743)						(431,968)
Net change in foreign currency translation adjustments during the fiscal year																	(290,057)					(306,034)
Effect of adopting new guidance on fair value measurements (Note 1)													27,317
Purchases of shares of treasury stock (Note 16)																			(2,919)
Sales of shares of treasury stock																			537,542
Net decrease (increase) resulting from changes in voting interests in its consolidated subsidiaries and affiliated companies																			(2,883)
Exchange of shares of treasury stock for shares of Mitsubishi UFJ NICOS Co., Ltd. (Note 2)																			184,878
Initial origination of noncontrolling interests																					60,858
Transactions between noncontrolling interest shareholders and the related consolidated subsidiaries																					(203,115)
Exchange of shares of treasury stock for shares of Mitsubishi UFJ NICOS Co., Ltd. and sale of shares of Mitsubishi UFJ NICOS Co., Ltd.																					(137,603)
Decrease in noncontrolling interests related to exclusion of subsidiaries from consolidation																					(92,298)
Decrease in noncontrolling interest related to disposition of subsidiaries																					(2,778)
Net income (loss) attributable to noncontrolling interests																					(36,259)	(36,259)
Dividends paid to noncontrolling interests																					(9,698)
Other changes in equity from nonowner sources, net of taxes:
Net unrealized holding gains (losses) on investment securities																					(86)
Reclassification adjustment for losses (gains) included in net income (loss) attributable to noncontrolling interests in relation to net unrealized holding gains (losses) on investment securities																					3,164
Net unrealized losses on derivatives qualifying for cash flow hedges																					(93)
Reclassification adjustment for gains included in net income (loss) attributable to noncontrolling interests in relation to net unrealized losses on derivatives qualifying for cash flow hedges																					(810)
Pension liability adjustments																					(655)
Reclassification adjustment for losses included in net income (loss) attributable to noncontrolling interests in relation to pension liability adjustments																					6,430
Foreign currency translation adjustments																					(15,973)
Reclassification adjustment for losses (gains) included in net income (loss) attributable to noncontrolling interests in relation to foreign currency translation adjustments																					(4)
Balance at end of fiscal year at Mar. 31, 2009								442,100		1,127,552	6,095,820	239,571	(845,778)	95,213	6,507	(446,469)	(468,946)	(813,695)	(10,675)	6,234,895	232,225	6,467,120
Issuance of new shares of stock										515,662
Issuance of new shares of common stock by way of exercise of the stock acquisition rights										24
Stock-based compensation expense (Note 30)											1,695
Conversion of preferred stock to common stock by a subsidiary											(641)
Losses on sales of shares of treasury stock													(261)
Issuance of new shares of common stock and sale of treasury stock (Note 16)											522,414
Other-net											237		(377)								(314)
Net income (loss) attributable to Mitsubishi UFJ Financial Group													859,819									859,819
Cash dividends:
Common stock 14.00 in 2009, 11.00 in 2010, and 12.00 in 2011 per share									(128,062)
Preferred stock			(6,000)	(15,678)																		(21,678)
Effect of adopting new guidance on recognition and presentation of other-than-temporary impairments, net of taxes (Note 1)													118,210	(118,210)
Net change in net unrealized gains on investment securities during the fiscal year														611,193								746,281
Net change in net unrealized gains (losses) on derivatives qualifying for cash flow hedges during the fiscal year															(4,795)							2,299
Net change in pension liability adjustments during the fiscal year																242,509						243,223
Net change in foreign currency translation adjustments during the fiscal year																	37,563					40,862
Purchases of shares of treasury stock (Note 16)																			(5,588)
Sales of shares of treasury stock																			2,806
Net decrease (increase) resulting from changes in voting interests in its consolidated subsidiaries and affiliated companies																			(497)
Initial origination of noncontrolling interests																					45,130
Transactions between noncontrolling interest shareholders and the related consolidated subsidiaries																					3,555
Decrease in noncontrolling interests related to exclusion of subsidiaries from consolidation																					(59,973)
Net income (loss) attributable to noncontrolling interests																					15,257	15,257
Dividends paid to noncontrolling interests																					(5,393)
Other changes in equity from nonowner sources, net of taxes:
Net unrealized holding gains (losses) on investment securities																					1,808
Reclassification adjustment for losses (gains) included in net income (loss) attributable to noncontrolling interests in relation to net unrealized holding gains (losses) on investment securities																					(386)
Pension liability adjustments																					616
Reclassification adjustment for losses included in net income (loss) attributable to noncontrolling interests in relation to pension liability adjustments																					98
Foreign currency translation adjustments																					3,273
Reclassification adjustment for losses (gains) included in net income (loss) attributable to noncontrolling interests in relation to foreign currency translation adjustments																					26
Balance at end of fiscal year at Mar. 31, 2010								442,100		1,643,238	6,619,525	239,571	(18,127)	588,196	1,712	(203,960)	(431,383)	(45,435)	(13,954)	8,866,918	235,922	9,102,840
Issuance of new shares of common stock by way of exercise of the stock acquisition rights										894	893
Purchase of subsidiary shares from noncontrolling interest holders											4,337
Stock-based compensation expense (Note 30)											876
Losses on sales of shares of treasury stock													(84)
Redemption of preferred stock (Note 15)	(250,000)
Change in ownership interest of Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. in connection with the securities joint venture (Note 2)											20,550										127,270
Other-net											(476)		(6)								(723)
Net income (loss) attributable to Mitsubishi UFJ Financial Group													461,796									461,796
Cash dividends:
Common stock 14.00 in 2009, 11.00 in 2010, and 12.00 in 2011 per share									(169,636)
Preferred stock			(3,000)	(17,940)																		(20,940)
Effect of induced conversion of Mitsubishi UFJ NICOS Co., Ltd. Class 1 stock (Note 2)
Effect of adopting new guidance on consolidation of certain variable interest entities (Note 23)													1,408	242			188				19,551
Net change in net unrealized gains on investment securities during the fiscal year														(284,505)								(211,315)
Net change in net unrealized gains (losses) on derivatives qualifying for cash flow hedges during the fiscal year															(3,402)							83
Net change in pension liability adjustments during the fiscal year																(103,751)						(105,089)
Net change in foreign currency translation adjustments during the fiscal year																	(184,181)					(187,839)
Purchases of shares of treasury stock (Note 16)																			(250,138)
Sales of shares of treasury stock																			1,262
Redemption of shares of treasury stock																			250,000
Net decrease (increase) resulting from changes in voting interests in its consolidated subsidiaries and affiliated companies																			1,579
Initial origination of noncontrolling interests																					39,799
Transactions between noncontrolling interest shareholders and the related consolidated subsidiaries																					17,540
Decrease in noncontrolling interests related to exclusion of subsidiaries from consolidation																					(36,911)
Decrease in noncontrolling interest related to disposition of subsidiaries																					(480)
Net income (loss) attributable to noncontrolling interests																					(64,458)	(64,458)
Dividends paid to noncontrolling interests																					(6,362)
Other changes in equity from nonowner sources, net of taxes:
Net unrealized holding gains (losses) on investment securities																					1,056
Reclassification adjustment for losses (gains) included in net income (loss) attributable to noncontrolling interests in relation to net unrealized holding gains (losses) on investment securities																					5
Pension liability adjustments																					(1,355)
Reclassification adjustment for losses included in net income (loss) attributable to noncontrolling interests in relation to pension liability adjustments																					17
Foreign currency translation adjustments																					(3,687)
Reclassification adjustment for losses (gains) included in net income (loss) attributable to noncontrolling interests in relation to foreign currency translation adjustments																					29
Balance at end of fiscal year at Mar. 31, 2011								¥ 442,100		¥ 1,644,132	¥ 6,395,705	¥ 239,571	¥ 254,411	¥ 303,933	¥ (1,690)	¥ (307,711)	¥ (615,376)	¥ (620,844)	¥ (11,251)	¥ 8,343,824	¥ 327,213	¥ 8,671,037